SCHEDULE OF ACCRUALS AND OTHER PAYABLES (Details) - USD ($)	Aug. 31, 2025	Feb. 28, 2025
Payables and Accruals [Abstract]
Accruals		$ 13,006
Accrued payroll and welfare services	49,763	31,990
Other payables	397,109	388,568
Taxes payable	12,845
Total	$ 459,717	$ 433,564